Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 04, 2024
SPDR SP Emerging Markets ex-China ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P Emerging Markets ex-China ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Emerging Markets ex-China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance on an index based upon the investable universe of publicly traded companies domiciled in emerging markets (with the exception of China).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund had not commenced operations as of the date of this Prospectus and, as a result, does not yet have a portfolio turnover rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of S&P Emerging ex-China BMI (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. Nonetheless, under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track and in depositary receipts (including ADRs and GDRs) based on the securities in such index. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice.The Index is a float-adjusted market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging markets, excluding China. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. Country classification is reviewed annually and determined based on quantitative criteria and feedback from market participants via a publicly available market consultation. All publicly listed companies with float-adjusted market capitalizations of at least $100 million and sufficient liquidity based on 12-month median value traded ratio and 6-month median daily value traded are included for each country. Once included, all current constituents with float-adjusted market capitalizations of at least $75 million and sufficient liquidity at the annual reconstitution will remain in the S&P Global BMI for each country. The Index is “float-adjusted,” meaning that only those shares publicly available to investors are included in the Index calculation. All stocks are weighted proportionally to their float-adjusted market capitalization and the Index is reconstituted annually in September. In addition, the Index updates quarterly to allow for the inclusion of eligible initial public offerings, new listings on eligible exchanges, and issues that emerged from bankruptcy. As of July 31, 2024, a significant portion of the Index comprised companies in the financial and technology sectors, although this may change from time to time. As of July 31, 2024, countries represented in the Index included Brazil, Greece India, Indonesia, Kuwait, Malaysia, Mexico, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. As of July 31, 2024, a significant portion of the Index comprised companies located in India and Taiwan, although this may change from time to time. As of July 31, 2024, the Index comprised 3305 securities.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index. When available, updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund's website: https://www.ssga.com/spdrs.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-787-2257
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ssga.com/spdrs
SPDR SP Emerging Markets ex-China ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).
SPDR SP Emerging Markets ex-China ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
SPDR SP Emerging Markets ex-China ETF | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SPDR SP Emerging Markets ex-China ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
SPDR SP Emerging Markets ex-China ETF | Equity Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
SPDR SP Emerging Markets ex-China ETF | Non U S Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
SPDR SP Emerging Markets ex-China ETF | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, increased potential for market manipulation, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
SPDR SP Emerging Markets ex-China ETF | Fluctuation of Net Asset Value Share Premiums and Discounts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
SPDR SP Emerging Markets ex-China ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
SPDR SP Emerging Markets ex-China ETF | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
SPDR SP Emerging Markets ex-China ETF | Financial Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
SPDR SP Emerging Markets ex-China ETF | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.
SPDR SP Emerging Markets ex-China ETF | Geographic Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.India: The securities markets in India are comparatively underdeveloped and may subject the Fund to greater uncertainty than investments in more developed securities markets. Investments in Indian issuers may involve greater potential for loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, investments in Indian issuers may be susceptible to greater political and legal uncertainty, government control over the economy, and currency fluctuations. Further, the Indian economy may be based on only a few industries and may be heavily dependent upon trading with key partners. Investing in India involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the abrupt imposition of restrictions on foreign investments and repatriation of capital already invested. Additionally, geopolitical, ethnic and religious tensions could result in economic or social instability in India.Taiwan: Taiwan's geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan's economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy.
SPDR SP Emerging Markets ex-China ETF | Indexing Strategy Index Tracking Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Index's objective and/or criteria. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
SPDR SP Emerging Markets ex-China ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. If the liquidity of the Fund's holdings deteriorates, it may lead to differences between the market price of Fund Shares and the net asset value of Fund Shares, and could result in the Fund Shares being less liquid. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
SPDR SP Emerging Markets ex-China ETF | New Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk: The Fund is new and there is no assurance that the Fund will grow quickly. When the Fund's size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.
SPDR SP Emerging Markets ex-China ETF | Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
SPDR SP Emerging Markets ex-China ETF | Unconstrained Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
SPDR SP Emerging Markets ex-China ETF | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: Some portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
SPDR SP Emerging Markets ex-China ETF | SPDR SP Emerging Markets ex-China ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.15%
Year 1	rr_ExpenseExampleYear01	$ 15
Year 3	rr_ExpenseExampleYear03	$ 48

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.